BUSINESS SEGMENT INFORMATION (Tables)	12 Months Ended
Dec. 31, 2016
Segment Reporting [Abstract]
Schedule of business segment information
Included in Corporate and Other / Eliminations are the eliminations among the three segments, various construction product lines and on-book financing activities of TFS, as well as general and corporate items. Business segment information is presented below (in millions):

	Year Ended December 31,
	2016	2015	2014
Net Sales
AWP	$1,977.8	$2,246.0	$2,403.0
Cranes	1,274.5	1,566.5	1,656.9
MP	944.5	940.1	938.9
Corporate and Other / Eliminations	246.3	269.1	485.2
Total	$4,443.1	$5,021.7	$5,484.0
Income (loss) from Operations
AWP	$177.4	$270.2	$304.9
Cranes	(321.7)	56.3	83.8
MP	86.3	68.6	65.6
Corporate and Other / Eliminations	(89.8)	(71.4)	(54.3)
Total	$(147.8)	$323.7	$400.0
Depreciation and Amortization
AWP	$19.9	$15.3	$12.1
Cranes	21.5	21.0	28.3
MP	6.9	6.9	7.7
Corporate	26.0	33.4	51.0
Total	$74.3	$76.6	$99.1
Capital Expenditures
AWP	$17.1	$38.0	$28.6
Cranes	13.2	13.8	14.0
MP	7.5	20.7	5.8
Corporate	20.3	9.0	9.9
Total	$58.1	$81.5	$58.3

Sales between segments are generally priced to recover costs plus a reasonable markup for profit, which is eliminated in consolidation.

	December 31,
	2016	2015
Identifiable Assets
AWP	$1,659.8	$1,701.2
Cranes	1,618.0	1,822.3
MP	1,104.9	1,073.4
Corporate and Other / Eliminations	(1,280.1)	(891.0)
Assets held for sale	1,904.2	1,910.1
Total	$5,006.8	$5,616.0

Schedule of Revenue from External Customers Attributed to Foreign Countries by Geographic Area
Geographic Net Sales information is presented below (in millions):

	Year Ended December 31,
	2016	2015	2014
Net Sales
United States	$2,131.4	$2,420.1	$2,552.7
United Kingdom	333.2	402.3	346.2
Germany	237.1	243.7	310.6
Other European countries	726.7	714.3	848.3
All other	1,014.7	1,241.3	1,426.2
Total	$4,443.1	$5,021.7	$5,484.0

Schedule of Disclosure on Geographic Areas, Long-Lived Assets in Individual Foreign Countries by Country

	December 31,
	2016	2015
Long-lived Assets
United States	$181.1	$203.8
United Kingdom	34.9	41.2
Germany	32.4	64.0
Other European countries	14.8	17.5
All other	41.4	45.4
Total	$304.6	$371.9